Consolidated Income Statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Income Statements [abstract]
Sales	$ 599,853	$ 278,966
Cost of sales	394,376	168,745
Mine operating income	205,477	110,221
Other Expenses [abstract]
General and administration	45,360	35,086
Exploration and evaluation	1,012	1,196
Foreign exchange loss	6,092	12,197
Other expenses	16,134	4,504
Operating expenses (income), total	68,598	52,983
Operating Income	136,879	57,238
Other income (loss)
Investment gains		3,306
Interest and finance costs, net	(12,863)	(1,413)
Gain on derivatives	(2,751)	(176)
Roxgold transaction costs	(14,085)
Financial income (expense), total	(29,699)	1,717
Financing items
Interest income	(1,846)	(1,217)
Interest expense	10,246	1,510
Income before income taxes	107,180	58,955
Income taxes
Current income tax expense	51,651	38,818
Deferred income tax recovery	(3,870)	(1,416)
Total tax expense	47,781	37,402
Net income for the year	59,399	21,553
Net income attributable to:
Fortuna shareholders	57,877	$ 21,553
Non-controlling interest	$ 1,522
Earnings per share
Basic	$ 0.24	$ 0.12
Diluted	$ 0.23	$ 0.12
Weighted average number of common shares outstanding during the period (000's)
Basic	237,998	174,993
Diluted	249,443	186,073